Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables

	SA Rand
Figures in million	2026	2025 Restated[1]
Trade payables[2]	2 125	1 460
Lease liability – current[3]	319	206
Shaft-related liabilities[2]	2 271	1 826
Other liabilities	673	640
Payroll accruals[1]	2 084	2 065
Leave liabilities (a)	1 149	904
Other accruals	871	298
Value added tax	244	225
Total trade and other payables	9 736	7 624
[1]Refer to note 38 for further detail on restatement.
[2]The increase is predominantly due to timing of payments and receipt of invoices.
[3]Refer to note 26 for an analysis of the lease liability.
(a)Employee entitlements to annual leave are recognised on an ongoing basis. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date. The movement in the liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	904	848
Acquisitions[1]	174	—
Benefits paid	(1 023)	(897)
Total expense per income statement	1 111	966
Translation gain	(17)	(13)
Balance at end of year	1 149	904
[1]Refer to note 13 for further detail on the acquisition of MAC Copper.